Cover	Dec. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2023
Entity File Number	811-22974
Entity Registrant Name	Eagle Point Credit Co Inc.
Entity Central Index Key	0001604174
Entity Tax Identification Number	47-2215998
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ECC
Security Exchange Name	NYSE
6.50% Series C Term Preferred Stock due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Term Preferred Stock due 2031
Trading Symbol	ECCC
Security Exchange Name	NYSE
6.75% Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Series D Preferred Stock
Trading Symbol	ECC PRD
Security Exchange Name	NYSE
6.6875% Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.6875% Notes due 2028
Trading Symbol	ECCX
Security Exchange Name	NYSE
6.75% Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Notes due 2031
Trading Symbol	ECCW
Security Exchange Name	NYSE
5.375% Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.375% Notes due 2029
Trading Symbol	ECCV
Security Exchange Name	NYSE